Trade and Other Receivables - Summary of Aging of Group's Net Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 273	€ 272
Financial Assets Past Due but Not Impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	273	272
Financial Assets Past Due but Not Impaired | Current
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	195	153
Financial Assets Past Due but Not Impaired | Overdue 1 – 30 Days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	44	69
Financial Assets Past Due but Not Impaired | Overdue 31 – 60 Days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	19	13
Financial Assets Past Due but Not Impaired | Overdue 60 – 90 Days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	7	11
Financial Assets Past Due but Not Impaired | Overdue More than 90 Days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 8	€ 26